Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4)	Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2018
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$156,278	15,275	171,553
Other	24,330	263	24,593
Real estate mortgage - 1 to 4 family:
First mortgages	2,442,711	845,166	3,287,877
Home equity loans	71,523	17,308	88,831
Home equity lines of credit	243,765	45,775	289,540
Installment	9,462	2,240	11,702
Total loans, net	$2,948,069	926,027	3,874,096
Less: Allowance for loan losses			44,766
Net loans			$3,829,330

	December 31, 2017
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$149,368	12,524	161,892
Other	23,606	709	24,315
Real estate mortgage - 1 to 4 family:
First mortgages	2,286,148	765,929	3,052,077
Home equity loans	66,455	13,989	80,444
Home equity lines of credit	263,275	45,641	308,916
Installment	7,141	1,622	8,763
Total loans, net	$2,795,993	840,414	3,636,407
Less: Allowance for loan losses			44,170
Net loans			$3,592,237
* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2018 and 2017, the Company had approximately $26.7 million and $30.9 million of real estate construction loans, respectively.  Of the $26.7 million in real estate construction loans at December 31, 2018, approximately $14.2 million were secured by first mortgages to residential borrowers with the remaining $12.5 million were to commercial borrowers for residential construction projects.  Of the $30.9 million in real estate construction loans at December 31, 2017, approximately $21.1 million were secured by first mortgages to residential borrowers with the remaining $9.8 million were to commercial borrowers for residential construction projects.  The vast majority of construction loans are in the Company’s New York market.

At December 31, 2018 and 2017, loans to executive officers, directors, and to associates of such persons aggregated $5.5 million and $6.9 million, respectively.  During 2018, approximately $1.0 million of new loans were made and repayments of loans totaled approximately $2.4 million.  The composition of related parties did not change at December 31, 2018.  The composition of related parties did change during the year ended December 31, 2017 resulting in a reduction of approximately $100 thousand to outstanding loans to related parties.  All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2018
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$639	-	639
Other	6	-	6
Real estate mortgage - 1 to 4 family:
First mortgages	18,202	1,812	20,014
Home equity loans	247	-	247
Home equity lines of credit	3,924	103	4,027
Installment	4	15	19
Total non-accrual loans	23,022	1,930	24,952
Restructured real estate mortgages - 1 to 4 family	34	-	34
Total nonperforming loans	$23,056	1,930	24,986

	December 31, 2017
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,443	-	1,443
Other	100	-	100
Real estate mortgage - 1 to 4 family:
First mortgages	16,654	2,259	18,913
Home equity loans	93	-	93
Home equity lines of credit	3,603	130	3,733
Installment	57	-	57
Total non-accrual loans	21,950	2,389	24,339
Restructured real estate mortgages - 1 to 4 family	38	-	38
Total nonperforming loans	$21,988	2,389	24,377

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  As of December 31, 2018 and December 31, 2017, other real estate owned included $1.1 million and $2.7 million, respectively, of residential foreclosed properties.  In addition, non‑accrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $12.4 million and $12.6 million as of December 31, 2018 and December 31, 2017, respectively.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2018 and 2017:

	December 31, 2018

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$198	-	370	568	155,710	156,278
Other	-	-	-	-	24,330	24,330
Real estate mortgage - 1 to 4 family:
First mortgages	3,276	898	13,267	17,441	2,425,270	2,442,711
Home equity loans	158	94	212	464	71,059	71,523
Home equity lines of credit	963	348	1,691	3,002	240,763	243,765
Installment	44	29	2	75	9,387	9,462

Total	$4,639	1,369	15,542	21,550	2,926,519	2,948,069

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	15,275	15,275
Other	-	-	-	-	263	263
Real estate mortgage - 1 to 4 family:
First mortgages	417	407	721	1,545	843,621	845,166
Home equity loans	50	-	-	50	17,258	17,308
Home equity lines of credit	40	-	50	90	45,685	45,775
Installment	12	7	15	34	2,206	2,240

Total	$519	414	786	1,719	924,308	926,027

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$198	-	370	568	170,985	171,553
Other	-	-	-	-	24,593	24,593
Real estate mortgage - 1 to 4 family:
First mortgages	3,693	1,305	13,988	18,986	3,268,891	3,287,877
Home equity loans	208	94	212	514	88,317	88,831
Home equity lines of credit	1,003	348	1,741	3,092	286,448	289,540
Installment	56	36	17	109	11,593	11,702

Total	$5,158	1,783	16,328	23,269	3,850,827	3,874,096

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2017

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$183	174	1,332	1,689	147,679	149,368
Other	-	-	100	100	23,506	23,606
Real estate mortgage - 1 to 4 family:
First mortgages	5,669	1,300	9,014	15,983	2,270,165	2,286,148
Home equity loans	6	-	45	51	66,404	66,455
Home equity lines of credit	489	18	2,139	2,646	260,629	263,275
Installment	46	17	25	88	7,053	7,141

Total	$6,393	1,509	12,655	20,557	2,775,436	2,795,993

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	12,524	12,524
Other	-	-	-	-	709	709
Real estate mortgage - 1 to 4 family:
First mortgages	277	-	1,404	1,681	764,248	765,929
Home equity loans	-	-	-	-	13,989	13,989
Home equity lines of credit	-	-	-	-	45,641	45,641
Installment	3	5	26	34	1,588	1,622

Total	$280	5	1,430	1,715	838,699	840,414

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$183	174	1,332	1,689	160,203	161,892
Other	-	-	100	100	24,215	24,315
Real estate mortgage - 1 to 4 family:
First mortgages	5,946	1,300	10,418	17,664	3,034,413	3,052,077
Home equity loans	6	-	45	51	80,393	80,444
Home equity lines of credit	489	18	2,139	2,646	306,270	308,916
Installment	49	22	51	122	8,641	8,763

Total	$6,673	1,514	14,085	22,272	3,614,135	3,636,407

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2018 and 2017, there were no loans that are 90 days past due and still accruing interest.  As a result, non‑accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non‑accruing status for reasons other than delinquent status.  There are no commitments to extend further credit on nonaccrual or restructured loans.

Activity in the allowance for loan losses by portfolio segment is summarized as follows:

	For the year ended December 31, 2018
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,324	39,077	769	44,170
Loans charged off:
New York and other states*	100	846	224	1,170
Florida	-	-	33	33
Total loan chargeoffs	100	846	257	1,203

Recoveries of loans previously charged off:
New York and other states*	10	348	32	390
Florida	-	3	6	9
Total recoveries	10	351	38	399
Net loans charged off (recoveries)	90	495	219	804
Provision (recoveries) for loan losses	(186)	1,190	396	1,400
Balance at end of period	$4,048	39,772	946	44,766

	For the year ended December 31, 2017
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,929	38,231	730	43,890
Loans charged off:
New York and other states*	72	2,053	200	2,325
Florida	-	167	19	186
Total loan chargeoffs	72	2,220	219	2,511

Recoveries of loans previously charged off:
New York and other states*	96	596	26	718
Florida	-	73	-	73
Total recoveries	96	669	26	791
Net loans charged off (recoveries)	(24)	1,551	193	1,720
Provision (recoveries) for loan losses	(629)	2,397	232	2,000
Balance at end of period	$4,324	39,077	769	44,170

	For the year ended December 31, 2016
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,491	39,753	518	44,762
Loans charged off:
New York and other states*	795	3,447	303	4,545
Florida	-	126	39	165
Total loan chargeoffs	795	3,573	342	4,710

Recoveries of loans previously charged off:
New York and other states*	207	613	64	884
Florida	-	4	-	4
Total recoveries	207	617	64	888
Net loans charged off (recoveries)	588	2,956	278	3,822
Provision (recoveries) for loan losses	1,026	1,434	490	2,950
Balance at end of period	$4,929	38,231	730	43,890

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2018 and 2017:

	December 31, 2018
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,048	39,772	946	44,766

Total ending allowance balance	$4,048	39,772	946	44,766

Loans:
Individually evaluated for impairment	$1,424	20,864	-	22,288
Collectively evaluated for impairment	194,722	3,645,384	11,702	3,851,808

Total ending loans balance	$196,146	3,666,248	11,702	3,874,096

	December 31, 2017
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,324	39,077	769	44,170

Total ending allowance balance	$4,324	39,077	769	44,170

Loans:
Individually evaluated for impairment	$2,248	22,032	-	24,280
Collectively evaluated for impairment	183,959	3,419,405	8,763	3,612,127

Total ending loans balance	$186,207	3,441,437	8,763	3,636,407

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a troubled debt restructuring (TDR), as impaired loans.  A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired.  TDR’s at December 31, 2018 and 2017 are measured at the present value of estimated future cash flows using the loan’s effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2018 and 2017:

	December 31, 2018
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,274	1,444	-	1,503
Other	38	88	-	123
Real estate mortgage - 1 to 4 family:
First mortgages	15,210	15,661	-	15,577
Home equity loans	252	272	-	262
Home equity lines of credit	2,772	2,996	-	2,772

Total	19,546	20,461	-	20,237

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$112	112	-	57
Real estate mortgage - 1 to 4 family:
First mortgages	2,293	2,399	-	2,455
Home equity loans	84	84	-	86
Home equity lines of credit	253	253	-	326

Total	$2,742	2,848	-	2,924

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,386	1,556	-	1,560
Other	38	88	-	123
Real estate mortgage - 1 to 4 family:
First mortgages	17,503	18,060	-	18,032
Home equity loans	336	356	-	348
Home equity lines of credit	3,025	3,249	-	3,098

Total	$22,288	23,309	-	23,161

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2017
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,148	3,120	-	2,711
Other	100	100	-	87
Real estate mortgage - 1 to 4 family:
First mortgages	15,850	16,540	-	16,508
Home equity loans	270	291	-	263
Home equity lines of credit	2,606	2,847	-	2,193

Total	$20,974	22,898	-	21,762

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,707	2,813	-	2,335
Home equity loans	89	89	-	92
Home equity lines of credit	510	510	-	561

Total	$3,306	3,412	-	2,988

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,148	3,120	-	2,711
Other	100	100	-	87
Real estate mortgage - 1 to 4 family:
First mortgages	18,557	19,353	-	18,843
Home equity loans	359	380	-	355
Home equity lines of credit	3,116	3,357	-	2,754

Total	$24,280	26,310	-	24,750

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired.  Interest income recognized on impaired loans was not material in 2018, 2017, and 2016.

Included in impaired loans as of December 31, 2018 and 2017 are approximately $11.1 million and $11.8 million, respectively, of loans in accruing status that were identified as TDR’s.

Management evaluates impairment on impaired loans on a quarterly basis.  If, during this evaluation, impairment of the loan is identified, a charge‑off is taken at that time if necessary.  As a result, as of December 31, 2018 and 2017, based upon management’s evaluation and due to the sufficiency of charge‑offs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2018, 2017 and 2016:

	Year ended 12/31/2018			Year ended 12/31/2017			Year ended 12/31/2016
New York and other states*:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	6	$747	747	4	$426	426	2	$401	401
Real estate mortgage - 1 to 4 family:
First mortgages	18	2,349	2,349	44	5,653	5,653	30	2,871	2,871
Home equity loans	1	6	6	3	56	56	1	44	44
Home equity lines of credit	5	325	325	18	868	868	10	402	402

Total	30	$3,427	3,427	69	$7,003	7,003	43	$3,718	3,718

Florida:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	1	$35	35	10	$1,076	1,076	4	$504	504
Home equity loans	-	-	-	-	-	-	1	45	45
Home equity lines of credit	-	-	-	2	95	95	1	6	6

Total	1	$35	35	12	$1,171	1,171	6	$555	555

* Includes New York, New Jersey, Vermont and Massachusetts.

The addition of these TDR’s did not have a significant impact on the allowance for loan losses.

The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2018, 2017 and 2016 for which there was a payment default within 12 months of modification:

	Year ended 12/31/2018		Year ended 12/31/2017		Year ended 12/31/2016
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	1	101	1	72	3	291
Home equity lines of credit	-	-	1	3	1	141

Total	1	$101	2	$75	4	$432

Florida: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

* Includes New York, New Jersey, Vermont and Massachusetts.

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company’s underwriting policy.  Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection.  Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.  In the case of Chapter 7 bankruptcies, even though there is no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.  In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR’s that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR’s, and a charge‑off was taken at that time, if necessary.  Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

The Company categorizes non-homogenous loans such as commercial and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  On at least an annual basis, in accordance with the Company’s Loan Policy, the Company analyzes non-homogeneous loans, individually by grading the loans based on credit risk.  The loan grades assigned to all loan types are also tested by the Company’s external loan review firm in accordance with the Company’s loan review policy.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.  All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans.

As of December 31, 2018 and 2017, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2018
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$152,045	4,233	156,278
Other	23,331	999	24,330
	$175,376	5,232	180,608

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$15,163	112	15,275
Other	263	-	263
	$15,426	112	15,538

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$167,208	4,345	171,553
Other	23,594	999	24,593
	$190,802	5,344	196,146

* Includes New York, New Jersey and Massachusetts.

	December 31, 2017
New York and other states: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$140,806	8,562	149,368
Other	21,936	1,670	23,606
	$162,742	10,232	172,974

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$12,406	118	12,524
Other	709	-	709
	$13,115	118	13,233

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$153,212	8,680	161,892
Other	22,645	1,670	24,315
	$175,857	10,350	186,207

* Includes New York, New Jersey and Massachusetts.

Included in classified loans in the above tables are impaired loans of $1.4 million and $1.5 million at December 31, 2018 and 2017, respectively.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses.  The payment status of these homogeneous pools at December 31, 2018 and 2017 is included in the aging of the recorded investment of past due loans table.  In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2018 and 2017 is presented in the recorded investment in non-accrual loans table.